Account receivable (Tables)	12 Months Ended
Dec. 31, 2011
Account receivable
Schedule of accounts receivable

	As of December 31,
	2011	2010
Customers
Denominated in Brazilian Reais	1,228	1,227
Denominated in other currencies, mainly US dollars	7,382	7,102
	8,610	8,329

Allowance for doubtful accounts	(105)	(118)
Total	8,505	8,211